Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 4,537	$ 5,156	$ 3,058
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	439	466	502
Depreciation	672	595	506
Net amortization of securities premiums	650	740	764
Net amortization of loan origination costs	75	63	68
Deferred net loan origination costs	(410)	(124)	(139)
Amortization of core deposit intangible	67	105	51
Amortization of investment in low income housing partnership	612	479	479
Net accretion (amortization) of purchase fair value adjustments	17	(9)	(3)
Net realized gain on sales and calls of securities	(512)	(218)	(13)
Net (gain) loss on sales of other real estate owned	(8)	148	(14)
Earnings on bank owned life insurance and annuities	(352)	(371)	(378)
Deferred income tax expense (benefit)	681	320	(66)
Equity in earnings of unconsolidated subsidiary, net of dividends of $61, $55 and $48	(106)	(167)	(183)
Stock-based compensation expense	71	67	57
Mortgage loans originated for sale	(4,170)	(1,582)	(3,385)
Proceeds from loans sold to others	4,257	1,822	3,438
Gains on sales of loans	(107)	(228)	(190)
Gain from life insurance proceeds		(364)	(98)
(Increase) decrease in accrued interest receivable and other assets	(6)	461	292
Increase (decrease) in accrued interest payable and other liabilities	393	(1,056)	497
Net cash provided by operating activities	6,800	6,303	5,243
Investing activities:
Purchases of: Securities available for sale	(42,510)	(48,195)	(67,047)
Purchases of: FHLB stock		(111)	(704)
Purchases of: Premises and equipment	(2,703)	(542)	(463)
Purchases of: Bank owned life insurance and annuities	(40)	(53)	(54)
Proceeds from: Sales of securities available for sale	21,799	4,304	53,213
Proceeds from: Maturities of and principal repayments on securities available for sale	16,322	43,835	39,776
Redemption of FHLB stock	586
Proceeds from: Sale of student loans		1,796
Proceeds from: Bank owned life insurance and annuities			34
Proceeds from: Proceeds from life insurance claims		1,016	357
Proceeds from: Sale of other real estate owned	1,007	144	644
Proceeds from: Sale of other assets	25	20
Net cash received from acquisition of FNBPA			1,244
Investment in low income housing partnerships	(2,045)	(923)
Net increase in loans	(6,239)	(1,750)	(38,004)
Net cash used in investing activities	(13,798)	(459)	(11,004)
Financing activities:
Net increase (decrease) in deposits	21,837	(1,293)	(1,421)
Net (decrease) increase in short-term borrowings and securities sold under agreements to repurchase	(10,427)	(2,861)	14,513
Issuance of long-term debt		10,000
Repayment of long-term debt		(7,500)
Cash dividends	(4,194)	(4,226)	(3,687)
Purchase of treasury stock	(86)	(927)	(63)
Common stock issued for employee stock plans	206	64	110
Net cash provided by (used in) financing activities	7,336	(6,743)	9,452
Net increase (decrease) in cash and cash equivalents	338	(899)	3,691
Cash and cash equivalents at beginning of year	9,559	10,458	6,767
Cash and cash equivalents at end of year	9,897	9,559	10,458
Supplemental information:
Interest paid	2,823	2,237	2,105
Income taxes paid	735	200	100
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	716	313	901
Transfer of loans to other assets	$ 21	20
Securities sold settling after year-end		$ 104
Assets acquired:
Interest bearing time deposits with banks			350
Securities			35,458
Loans			47,055
Property and equipment			419
Accrued interest receivable			550
Core deposit and other intangible assets			343
Deferred income taxes			732
Other real estate owned			114
Other assets			31
Assets acquired, total			85,052
Liabilities assumed:
Deposits			77,665
Pension liability			1,248
Accrued interest payable and other liabilities			81
Liabilities assumed, total			$ 78,994